Earnings (Loss) Per Common Share from Continuing Operations (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings (loss) per common share
Income (loss) from continuing operations available to common stockholders	$ 1,514	$ 208	$ 862
Basic weighted-average shares	1,215,221	1,213,631	1,212,037
Effect of dilutive securities:
Diluted weighted-average shares	1,218,215	1,215,165	1,214,011
Earnings (loss) per common share:
Basic	$ 1.25	$ 0.17	$ 0.71
Diluted	$ 1.24	$ 0.17	$ 0.71
Nonvested restricted stock units [Member]
Effect of dilutive securities:
Incremental common shares attributable to share-based payment arrangements under effects of dilutive securities item	2,973	1,531	1,811
Stock options [Member]
Effect of dilutive securities:
Incremental common shares attributable to share-based payment arrangements under effects of dilutive securities item	21	3	163